Note 12 - Derivative Financial Instrument And Fair Value - Interest Rate Swap (Detail) - Derivative Instruments Schedule (USD $)	Jun. 30, 2012	Dec. 31, 2011
Interest rate swap	$ 214,311	$ 199,946
Interest rate swap	$ 984,860	$ 812,553